Quarterly Financial Data (Unaudited) (Notes)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarters
	First	Second	Third	Fourth	Total Year
2011	(Dollars in thousands, except per unit amounts)
Total Revenues	$7,692	$21,566	$28,622	$29,457	$87,337
Operating and Maintenance Expenses	11,295	11,117	10,731	14,006	47,149
Operating Income (Loss)	(8,011)	5,387	12,888	9,845	20,109
Net Income (Loss)	(8,011)	4,926	12,287	9,297	18,499
Limited partners' interest in net income	—	7,738	14,824	11,314	33,876
Net income per limited partner unit: (a)
Common (basic and diluted)	$—	$0.25	$0.49	$0.37	$1.11
Subordinated - Tesoro (basic and diluted)	$—	$0.25	$0.49	$0.37	$1.11
2010 (Predecessors) (a)
Total Revenues	$7,269	$6,052	$7,759	$7,977	$29,057
Operating and Maintenance Expenses	12,767	11,265	12,954	10,041	47,027
Operating Loss	(9,413)	(9,476)	(9,107)	(6,005)	(34,001)
Net Loss	(9,413)	(9,476)	(9,107)	(6,005)	(34,001)
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(a) Net income per unit is only calculated for the Partnership after the Initial Offering as no units were outstanding prior to April 26, 2011.